Debt and Credit Facilities - Schedule of Long-term Debt Instruments (Details) - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Debt Instrument [Line Items]
Total debt outstanding	$ 1,789,086	$ 2,754,224	$ 1,865,234
Less: current maturities		0	0
Less: unamortized debt issuance cost	(41,174)	(34,205)	(20,112)
Long-term debt, net of unamortized debt issuance cost	1,747,912	2,720,019	1,845,122
ABL Facility
Debt Instrument [Line Items]
Total debt outstanding	1,789,086	1,754,224	1,465,234
Term Loan
Debt Instrument [Line Items]
Total debt outstanding	$ 0	$ 1,000,000	$ 400,000